Discontinued Operations - Financial Results (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
Gain on disposal of discontinued operations	$ 0				$ (6,261)					$ (6,161)
Goodwill impairment										476	$ 166
Net income (loss) from discontinued operations	0	$ (680)	$ (239)	$ 0	5,494	$ 622	$ (1,565)	$ 74	$ 175	4,575	(694)
Medical Device Sales And Service Post-Warranty Service Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	624				0					789	13,707
Total cost of revenues	516				0					555	6,501
Gross profit	108				0					234	7,206
Operating expenses:
Marketing and sales	85				0					85	2,905
General and administrative	172				0					163	774
Amortization of intangible assets	13				0					13	1,667
Gain on disposal of discontinued operations										(6,161)	0
Gain on sale of discontinued operations	(6,261)				0
Goodwill impairment										0	2,580
Total operating expenses	(5,991)				0					(5,900)	7,926
(Loss) income from operations	6,099				0					6,134	(720)
Interest expense, net	(26)				0					(26)	(338)
(Loss) income from discontinued operations before income taxes	6,073				0					6,108	(1,058)
Income tax (expense) benefit	(579)				0					(1,533)	364
Net income (loss) from discontinued operations	$ 5,494				$ 0					$ 4,575	$ (694)